Spartan Extended Market Index
Fund Summary Fund/Class: Spartan® Extended Market Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan Extended Market Index (USD $)	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%
Annual index fund fee (for fund balances under $10,000)	10	10

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan Extended Market Index		Investor Class	Fidelity Advantage Class
Management fee	[1]	0.06%	0.06%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.04%	0.01%
Total annual operating expenses		0.10%	0.07%
[1]	Based on historical expenses, adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inv Adv Spartan Extended Market Index (USD $)	Investor Class	Fidelity Advantage Class
1 year	10	7
3 years	32	23
5 years	56	40
10 years	128	90

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Completion Total Stock Market IndexSM, which represents the performance of stocks of mid- to small-capitalization U.S. companies.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Completion Total Stock Market IndexSM using a smaller number of securities.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	21.07%	June 30, 2003
Lowest Quarter Return	-26.35%	December 31, 2008
Year-to-Date Return	14.41%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Inv Adv Spartan Extended Market Index	Past 1 year	Past 5 years	Past 10 years	Life of class		Inception Date
Return Before Taxes Investor Class	(3.82%)	1.85%	6.73%
Return Before Taxes Fidelity Advantage Class	(3.79%)	1.88%		5.13%	[1]	Oct 14, 2005
Return After Taxes on Distributions Investor Class	(4.36%)	1.19%	6.22%
Return After Taxes on Distributions and Sale of Fund Shares Investor Class	(1.84%)	1.41%	5.77%
Dow Jones U.S. Completion Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)	(3.76%)	1.80%	6.83%
[1]	From October 14, 2005.

Spartan International Index
Fund Summary Fund/Class: Spartan® International Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of foreign stock markets.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan International Index (USD $)	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%
Annual index fund fee (for fund balances under $10,000)	10	10

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan International Index		Investor Class	Fidelity Advantage Class
Management fee	[1]	0.06%	0.06%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.14%	0.11%
Total annual operating expenses		0.20%	0.17%
Fee waiver and/or expense reimbursement	[2]		0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement			0.12%
[1]	Based on historical expenses, adjusted to reflect current fees.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.12%. This arrangement will remain in effect through April 30, 2013.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inv Adv Spartan International Index (USD $)	Investor Class	Fidelity Advantage Class
1 year	20	12
3 years	64	49
5 years	113	90
10 years	255	211

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the MSCI® EAFE® (Europe, Australasia, Far East) Index, which represents the performance of foreign stock markets.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the MSCI® EAFE® Index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	25.40%	June 30, 2009
Lowest Quarter Return	-20.03%	September 30, 2002
Year-to-Date Return	11.26%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Inv Adv Spartan International Index	Past 1 year	Past 5 years	Past 10 years	Life of class		Inception Date
Return Before Taxes Investor Class	(12.15%)	(4.65%)	4.65%
Return Before Taxes Fidelity Advantage Class	(12.12%)	(4.62%)		1.01%	[1]	Oct 14, 2005
Return After Taxes on Distributions Investor Class	(12.65%)	(4.98%)	4.30%
Return After Taxes on Distributions and Sale of Fund Shares Investor Class	(7.26%)	(3.77%)	4.10%
MSCI EAFE Index (reflects no deduction for fees or expenses)	(12.04%)	(4.57%)	4.84%
[1]	From October 14, 2005.

Spartan Total Market Index
Fund Summary Fund/Class: Spartan® Total Market Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of a broad range of United States stocks.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan Total Market Index (USD $)	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.50%	0.50%
Annual index fund fee (for fund balances under $10,000)	10	10

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan Total Market Index		Investor Class	Fidelity Advantage Class
Management fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.06%	0.03%
Total annual operating expenses		0.10%	0.07%
[1]	Based on historical expenses, adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inv Adv Spartan Total Market Index (USD $)	Investor Class	Fidelity Advantage Class
1 year	10	7
3 years	32	23
5 years	56	40
10 years	128	90

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies

• Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Total Stock Market IndexSM, which represents the performance of a broad range of U.S. stocks.

• Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Total Stock Market IndexSM using a smaller number of securities.

  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	16.77%	June 30, 2009
Lowest Quarter Return	-22.87%	December 31, 2008
Year-to-Date Return	12.90%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Inv Adv Spartan Total Market Index	Past 1 year	Past 5 years	Past 10 years	Life of class		Inception Date
Return Before Taxes Investor Class	0.98%	0.19%	3.75%
Return Before Taxes Fidelity Advantage Class	1.01%	0.22%		3.55%	[1]	Oct 14, 2005
Return After Taxes on Distributions Investor Class	0.70%	(0.14%)	3.45%
Return After Taxes on Distributions and Sale of Fund Shares Investor Class	0.99%	0.11%	3.18%
Dow Jones U.S. Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)	1.08%	0.24%	3.86%
[1]	From October 14, 2005.

Adv Inst | Spartan Extended Market Index
Fund Summary Fund/Class: Spartan® Extended Market Index Fund/Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization United States companies.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Adv Inst Spartan Extended Market Index Fidelity Advantage Institutional Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Adv Inst Spartan Extended Market Index Fidelity Advantage Institutional Class
Management fee	[1]	0.06%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.01%
Total annual operating expenses		0.07%
Fee waiver and/or expense reimbursement	[2]	0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.06%
[1]	Based on historical expenses, adjusted to reflect current fees.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage�� Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.06%. This arrangement will remain in effect through April 30, 2013, after which date, FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Adv Inst Spartan Extended Market Index Fidelity Advantage Institutional Class
1 year	6
3 years	21
5 years	38
10 years	89

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Completion Total Stock Market IndexSM, which represents the performance of stocks of mid- to small-capitalization U.S. companies.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Completion Total Stock Market IndexSM using a smaller number of securities.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance history will be available for Fidelity Advantage Institutional Class after Fidelity Advantage Institutional Class has been in operation for one calendar year.

Year-by-Year Returns Calendar Years

[1]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.

During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	20.65%	June 30, 2009
Lowest Quarter Return	-26.33%	December 31, 2008
Year-to-Date Return	14.38%	March 31, 2012

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Adv Inst Spartan Extended Market Index		Past 1 year	Past 5 years	Life of class		Inception Date
Fidelity Advantage Class	[1]	(3.79%)	1.88%	5.13%	[2]	Oct 14, 2005
Dow Jones U.S. Completion Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)		(3.76%)	1.80%	5.05%	[2]	Oct 14, 2005
[1]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
[2]	From October 14, 2005.

Inst Adv Inst | Spartan International Index
Fund Summary Fund/Class: Spartan® International Index Fund/Institutional, Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of foreign stock markets.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inst Adv Inst Spartan International Index	Institutional Class	Fidelity Advantage Institutional Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.00%	1.00%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inst Adv Inst Spartan International Index		Institutional Class	Fidelity Advantage Institutional Class
Management fee	[1]	0.06%	0.06%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.04%	0.02%
Total annual operating expenses		0.10%	0.08%
Fee waiver and/or expense reimbursement	[2]	0.03%	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.07%	0.06%
[1]	Based on historical expenses, adjusted to reflect current fees.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage�� Institutional Class of the fund to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.07% and 0.06%. These arrangements will remain in effect through April 30, 2013, after which date, FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inst Adv Inst Spartan International Index (USD $)	Institutional Class	Fidelity Advantage Institutional Class
1 year	7	6
3 years	28	22
5 years	51	41
10 years	119	95

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the MSCI® EAFE® (Europe, Australasia, Far East) Index, which represents the performance of foreign stock markets.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the MSCI® EAFE® Index.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.

Year-by-Year Returns Calendar Years

[1]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.

During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	25.46%	June 30, 2009
Lowest Quarter Return	-19.77%	September 30, 2011
Year-to-Date Return	11.29%	March 31, 2012

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Inst Adv Inst Spartan International Index		Past 1 year	Past 5 years	Life of class		Inception Date
Fidelity Advantage Class	[1]	(12.12%)	(4.62%)	1.01%	[2]	Oct 14, 2005
MSCI EAFE Index (reflects no deduction for fees or expenses)		(12.04%)	(4.57%)	1.13%	[2]	Oct 14, 2005
[1]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
[2]	From October 14, 2005.

Inst Adv Inst | Spartan Total Market Index
Fund Summary Fund/Class: Spartan® Total Market Index Fund/Institutional, Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of a broad range of United States stocks.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inst Adv Inst Spartan Total Market Index	Institutional Class	Fidelity Advantage Institutional Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.50%	0.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inst Adv Inst Spartan Total Market Index		Institutional Class	Fidelity Advantage Institutional Class
Management fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.03%	0.02%
Total annual operating expenses		0.07%	0.06%
Fee waiver and/or expense reimbursement	[2]	0.01%	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.06%	0.05%
[1]	Based on historical expenses, adjusted to reflect current fees.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage�� Institutional Class of the fund to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06% and 0.045%. These arrangements will remain in effect through April 30, 2013, after which date, FMR, in its sole discretion, may discontinue the arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inst Adv Inst Spartan Total Market Index (USD $)	Institutional Class	Fidelity Advantage Institutional Class
1 year	6	5
3 years	21	18
5 years	38	32
10 years	89	75

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Total Stock Market IndexSM, which represents the performance of a broad range of U.S. stocks.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Total Stock Market IndexSM using a smaller number of securities.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.

Year-by-Year Returns Calendar Years

[1]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.

During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	16.78%	June 30, 2009
Lowest Quarter Return	-22.88%	December 31, 2008
Year-to-Date Return	12.90%	March 31, 2012

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Inst Adv Inst Spartan Total Market Index		Past 1 year	Past 5 years	Life of class		Inception Date
Fidelity Advantage Class	[1]	1.01%	0.22%	3.55%	[2]	Oct 14, 2005
Dow Jones U.S. Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)		1.08%	0.24%	3.57%	[2]	Oct 14, 2005
[1]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
[2]	From October 14, 2005.

F | Spartan Total Market Index
Fund Summary Fund/Class: Spartan® Total Market Index Fund/F
Investment Objective
The fund seeks to provide investment results that correspond to the total return of a broad range of United States stocks.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	F Spartan Total Market Index Class F
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.50%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		F Spartan Total Market Index Class F
Management fee	[1]	0.05%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.02%
Total annual operating expenses		0.06%
[1]	Based on historical expenses, adjusted to reflect current fees.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	F Spartan Total Market Index Class F
1 year	6
3 years	19
5 years	34
10 years	77

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Total Stock Market IndexSM, which represents the performance of a broad range of U.S. stocks.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Total Stock Market IndexSM using a smaller number of securities.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.11%	December 31, 2011
Lowest Quarter Return	-15.23%	September 30, 2011
Year-to-Date Return	12.90%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns F Spartan Total Market Index	Past 1 year	Life of class		Inception Date
Return Before Taxes Class F	1.01%	10.87%	[1]	Sep 24, 2009
Return After Taxes on Distributions Class F	0.73%	10.46%	[1]	Sep 24, 2009
Return After Taxes on Distributions and Sale of Fund Shares Class F	1.02%	9.27%	[1]	Sep 24, 2009
Dow Jones U.S. Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)	1.08%	10.93%	[1]	Sep 24, 2009
[1]	From September 24, 2009.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 29, 2012
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000819118
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 3, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 4, 2012
Prospectus Date	rr_ProspectusDate	May 4, 2012
Inv Adv | Spartan Extended Market Index
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Extended Market Index Fund/Investor, Fidelity Advantage®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization United States companies.
Fee Table	fcst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on historical expenses, adjusted to reflect current fees.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fcst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Completion Total Stock Market IndexSM, which represents the performance of stocks of mid- to small-capitalization U.S. companies.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Completion Total Stock Market IndexSM using a smaller number of securities.
  Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fcst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	21.07%	June 30, 2003
Lowest Quarter Return	-26.35%	December 31, 2008
Year-to-Date Return	14.41%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inv Adv | Spartan Extended Market Index | Investor Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual index fund fee (for fund balances under $10,000)	rr_MaximumAccountFee	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.10%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	10
3 years	rr_ExpenseExampleYear03	32
5 years	rr_ExpenseExampleYear05	56
10 years	rr_ExpenseExampleYear10	128
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(18.07%)
2003	rr_AnnualReturn2003	42.81%
2004	rr_AnnualReturn2004	17.88%
2005	rr_AnnualReturn2005	10.01%
2006	rr_AnnualReturn2006	15.35%
2007	rr_AnnualReturn2007	5.38%
2008	rr_AnnualReturn2008	(38.45%)
2009	rr_AnnualReturn2009	36.65%
2010	rr_AnnualReturn2010	28.58%
2011	rr_AnnualReturn2011	(3.82%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.07%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.35%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.41%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Inv Adv | Spartan Extended Market Index | Fidelity Advantage Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual index fund fee (for fund balances under $10,000)	rr_MaximumAccountFee	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.07%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	7
3 years	rr_ExpenseExampleYear03	23
5 years	rr_ExpenseExampleYear05	40
10 years	rr_ExpenseExampleYear10	90
Inv Adv | Spartan Extended Market Index | Return Before Taxes | Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(3.82%)
Past 5 years	rr_AverageAnnualReturnYear05	1.85%
Past 10 years	rr_AverageAnnualReturnYear10	6.73%
Inv Adv | Spartan Extended Market Index | Return Before Taxes | Fidelity Advantage Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fidelity Advantage Class - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(3.79%)
Past 5 years	rr_AverageAnnualReturnYear05	1.88%
Life of class	rr_AverageAnnualReturnSinceInception	5.13%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 2005
Inv Adv | Spartan Extended Market Index | Return After Taxes on Distributions | Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(4.36%)
Past 5 years	rr_AverageAnnualReturnYear05	1.19%
Past 10 years	rr_AverageAnnualReturnYear10	6.22%
Inv Adv | Spartan Extended Market Index | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(1.84%)
Past 5 years	rr_AverageAnnualReturnYear05	1.41%
Past 10 years	rr_AverageAnnualReturnYear10	5.77%
Inv Adv | Spartan Extended Market Index | Dow Jones U.S. Completion Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Completion Total Stock Market Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(3.76%)
Past 5 years	rr_AverageAnnualReturnYear05	1.80%
Past 10 years	rr_AverageAnnualReturnYear10	6.83%
Inv Adv | Spartan International Index
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® International Index Fund/Investor, Fidelity Advantage®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of foreign stock markets.
Fee Table	fcst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on historical expenses, adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fcst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in common stocks included in the MSCI® EAFE® (Europe, Australasia, Far East) Index, which represents the performance of foreign stock markets.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the MSCI® EAFE® Index.
  Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fcst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	25.40%	June 30, 2009
Lowest Quarter Return	-20.03%	September 30, 2002
Year-to-Date Return	11.26%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inv Adv | Spartan International Index | Investor Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Annual index fund fee (for fund balances under $10,000)	rr_MaximumAccountFee	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual operating expenses	rr_ExpensesOverAssets	0.20%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	20
3 years	rr_ExpenseExampleYear03	64
5 years	rr_ExpenseExampleYear05	113
10 years	rr_ExpenseExampleYear10	255
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(15.99%)
2003	rr_AnnualReturn2003	38.34%
2004	rr_AnnualReturn2004	19.86%
2005	rr_AnnualReturn2005	13.73%
2006	rr_AnnualReturn2006	26.15%
2007	rr_AnnualReturn2007	10.72%
2008	rr_AnnualReturn2008	(41.43%)
2009	rr_AnnualReturn2009	28.48%
2010	rr_AnnualReturn2010	7.70%
2011	rr_AnnualReturn2011	(12.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.03%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.26%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Inv Adv | Spartan International Index | Fidelity Advantage Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Annual index fund fee (for fund balances under $10,000)	rr_MaximumAccountFee	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual operating expenses	rr_ExpensesOverAssets	0.17%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.12%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	12
3 years	rr_ExpenseExampleYear03	49
5 years	rr_ExpenseExampleYear05	90
10 years	rr_ExpenseExampleYear10	211
Inv Adv | Spartan International Index | Return Before Taxes | Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(12.15%)
Past 5 years	rr_AverageAnnualReturnYear05	(4.65%)
Past 10 years	rr_AverageAnnualReturnYear10	4.65%
Inv Adv | Spartan International Index | Return Before Taxes | Fidelity Advantage Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fidelity Advantage Class - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	(12.12%)
Past 5 years	rr_AverageAnnualReturnYear05	(4.62%)
Life of class	rr_AverageAnnualReturnSinceInception	1.01%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 2005
Inv Adv | Spartan International Index | Return After Taxes on Distributions | Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	(12.65%)
Past 5 years	rr_AverageAnnualReturnYear05	(4.98%)
Past 10 years	rr_AverageAnnualReturnYear10	4.30%
Inv Adv | Spartan International Index | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	(7.26%)
Past 5 years	rr_AverageAnnualReturnYear05	(3.77%)
Past 10 years	rr_AverageAnnualReturnYear10	4.10%
Inv Adv | Spartan International Index | MSCI EAFE Index (reflects no deduction for fees or expenses)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Past 1 year	rr_AverageAnnualReturnYear01	(12.04%)
Past 5 years	rr_AverageAnnualReturnYear05	(4.57%)
Past 10 years	rr_AverageAnnualReturnYear10	4.84%
Inv Adv | Spartan Total Market Index
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Total Market Index Fund/Investor, Fidelity Advantage®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of a broad range of United States stocks.
Fee Table	fcst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on historical expenses, adjusted to reflect current fees.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fcst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

• Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Total Stock Market IndexSM, which represents the performance of a broad range of U.S. stocks.

• Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Total Stock Market IndexSM using a smaller number of securities.

  Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fcst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	16.77%	June 30, 2009
Lowest Quarter Return	-22.87%	December 31, 2008
Year-to-Date Return	12.90%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inv Adv | Spartan Total Market Index | Investor Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Annual index fund fee (for fund balances under $10,000)	rr_MaximumAccountFee	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.10%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	10
3 years	rr_ExpenseExampleYear03	32
5 years	rr_ExpenseExampleYear05	56
10 years	rr_ExpenseExampleYear10	128
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(20.99%)
2003	rr_AnnualReturn2003	31.24%
2004	rr_AnnualReturn2004	12.11%
2005	rr_AnnualReturn2005	6.42%
2006	rr_AnnualReturn2006	15.73%
2007	rr_AnnualReturn2007	5.57%
2008	rr_AnnualReturn2008	(37.18%)
2009	rr_AnnualReturn2009	28.39%
2010	rr_AnnualReturn2010	17.41%
2011	rr_AnnualReturn2011	0.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.77%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.87%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.90%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Inv Adv | Spartan Total Market Index | Fidelity Advantage Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Annual index fund fee (for fund balances under $10,000)	rr_MaximumAccountFee	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.07%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	7
3 years	rr_ExpenseExampleYear03	23
5 years	rr_ExpenseExampleYear05	40
10 years	rr_ExpenseExampleYear10	90
Inv Adv | Spartan Total Market Index | Return Before Taxes | Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	0.98%
Past 5 years	rr_AverageAnnualReturnYear05	0.19%
Past 10 years	rr_AverageAnnualReturnYear10	3.75%
Inv Adv | Spartan Total Market Index | Return Before Taxes | Fidelity Advantage Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fidelity Advantage Class - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	1.01%
Past 5 years	rr_AverageAnnualReturnYear05	0.22%
Life of class	rr_AverageAnnualReturnSinceInception	3.55%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 2005
Inv Adv | Spartan Total Market Index | Return After Taxes on Distributions | Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	0.70%
Past 5 years	rr_AverageAnnualReturnYear05	(0.14%)
Past 10 years	rr_AverageAnnualReturnYear10	3.45%
Inv Adv | Spartan Total Market Index | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	0.99%
Past 5 years	rr_AverageAnnualReturnYear05	0.11%
Past 10 years	rr_AverageAnnualReturnYear10	3.18%
Inv Adv | Spartan Total Market Index | Dow Jones U.S. Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Total Stock Market Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	1.08%
Past 5 years	rr_AverageAnnualReturnYear05	0.24%
Past 10 years	rr_AverageAnnualReturnYear10	3.86%
Adv Inst | Spartan Extended Market Index
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Extended Market Index Fund/Fidelity Advantage® Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of stocks of mid- to small-capitalization United States companies.
Fee Table	fcst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on historical expenses, adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fcst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Completion Total Stock Market IndexSM, which represents the performance of stocks of mid- to small-capitalization U.S. companies.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Completion Total Stock Market IndexSM using a smaller number of securities.
  Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fcst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance history will be available for Fidelity Advantage Institutional Class after Fidelity Advantage Institutional Class has been in operation for one calendar year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	20.65%	June 30, 2009
Lowest Quarter Return	-26.33%	December 31, 2008
Year-to-Date Return	14.38%	March 31, 2012

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2011
Adv Inst | Spartan Extended Market Index | Fidelity Advantage Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	0.07%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.06%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	6
3 years	rr_ExpenseExampleYear03	21
5 years	rr_ExpenseExampleYear05	38
10 years	rr_ExpenseExampleYear10	89
Performance	fcst_FundPastPerformanceAbstract
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Fidelity Advantage Institutional Class after Fidelity Advantage Institutional Class has been in operation for one calendar year.
Adv Inst | Spartan Extended Market Index | Fidelity Advantage Class
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	15.38%	[5]
2007	rr_AnnualReturn2007	5.41%	[5]
2008	rr_AnnualReturn2008	(38.43%)	[5]
2009	rr_AnnualReturn2009	36.69%	[5]
2010	rr_AnnualReturn2010	28.62%	[5]
2011	rr_AnnualReturn2011	(3.79%)	[5]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.65%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.33%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Spartan Extended Market Index Fund - Fidelity Advantage Class
Past 1 year	rr_AverageAnnualReturnYear01	(3.79%)	[5]
Past 5 years	rr_AverageAnnualReturnYear05	1.88%	[5]
Life of class	rr_AverageAnnualReturnSinceInception	5.13%	[2],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 2005	[5]
Adv Inst | Spartan Extended Market Index | Dow Jones U.S. Completion Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Completion Total Stock Market Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	(3.76%)
Past 5 years	rr_AverageAnnualReturnYear05	1.80%
Life of class	rr_AverageAnnualReturnSinceInception	5.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 2005
Inst Adv Inst | Spartan International Index
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® International Index Fund/Institutional, Fidelity Advantage® Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of foreign stock markets.
Fee Table	fcst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on historical expenses, adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fcst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in common stocks included in the MSCI® EAFE® (Europe, Australasia, Far East) Index, which represents the performance of foreign stock markets.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, and country weightings to attempt to replicate the returns of the MSCI® EAFE® Index.
  Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fcst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	25.46%	June 30, 2009
Lowest Quarter Return	-19.77%	September 30, 2011
Year-to-Date Return	11.29%	March 31, 2012

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2011
Inst Adv Inst | Spartan International Index | Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses	rr_ExpensesOverAssets	0.10%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[6]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.07%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	7
3 years	rr_ExpenseExampleYear03	28
5 years	rr_ExpenseExampleYear05	51
10 years	rr_ExpenseExampleYear10	119
Performance	fcst_FundPastPerformanceAbstract
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.
Inst Adv Inst | Spartan International Index | Fidelity Advantage Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.06%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.08%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[6]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.06%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	6
3 years	rr_ExpenseExampleYear03	22
5 years	rr_ExpenseExampleYear05	41
10 years	rr_ExpenseExampleYear10	95
Performance	fcst_FundPastPerformanceAbstract
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.
Inst Adv Inst | Spartan International Index | Fidelity Advantage Class
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	26.19%	[7]
2007	rr_AnnualReturn2007	10.75%	[7]
2008	rr_AnnualReturn2008	(41.42%)	[7]
2009	rr_AnnualReturn2009	28.52%	[7]
2010	rr_AnnualReturn2010	7.73%	[7]
2011	rr_AnnualReturn2011	(12.12%)	[7]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.77%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.29%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Spartan International Index Fund - Fidelity Advantage Class
Past 1 year	rr_AverageAnnualReturnYear01	(12.12%)	[7]
Past 5 years	rr_AverageAnnualReturnYear05	(4.62%)	[7]
Life of class	rr_AverageAnnualReturnSinceInception	1.01%	[2],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 2005	[7]
Inst Adv Inst | Spartan International Index | MSCI EAFE Index (reflects no deduction for fees or expenses)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
Past 1 year	rr_AverageAnnualReturnYear01	(12.04%)
Past 5 years	rr_AverageAnnualReturnYear05	(4.57%)
Life of class	rr_AverageAnnualReturnSinceInception	1.13%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 2005
Inst Adv Inst | Spartan Total Market Index
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Total Market Index Fund/Institutional, Fidelity Advantage® Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of a broad range of United States stocks.
Fee Table	fcst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on historical expenses, adjusted to reflect current fees.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fcst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Total Stock Market IndexSM, which represents the performance of a broad range of U.S. stocks.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Total Stock Market IndexSM using a smaller number of securities.
  Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fcst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Indexes section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	16.78%	June 30, 2009
Lowest Quarter Return	-22.88%	December 31, 2008
Year-to-Date Return	12.90%	March 31, 2012

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2011
Inst Adv Inst | Spartan Total Market Index | Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.07%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[8]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.06%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	6
3 years	rr_ExpenseExampleYear03	21
5 years	rr_ExpenseExampleYear05	38
10 years	rr_ExpenseExampleYear10	89
Performance	fcst_FundPastPerformanceAbstract
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.
Inst Adv Inst | Spartan Total Market Index | Fidelity Advantage Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.06%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[8]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.05%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	5
3 years	rr_ExpenseExampleYear03	18
5 years	rr_ExpenseExampleYear05	32
10 years	rr_ExpenseExampleYear10	75
Performance	fcst_FundPastPerformanceAbstract
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.
Inst Adv Inst | Spartan Total Market Index | Fidelity Advantage Class
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	15.77%	[7]
2007	rr_AnnualReturn2007	5.60%	[7]
2008	rr_AnnualReturn2008	(37.16%)	[7]
2009	rr_AnnualReturn2009	28.43%	[7]
2010	rr_AnnualReturn2010	17.44%	[7]
2011	rr_AnnualReturn2011	1.01%	[7]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.78%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.88%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.90%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Spartan Total Market Index Fund - Fidelity Advantage Class
Past 1 year	rr_AverageAnnualReturnYear01	1.01%	[7]
Past 5 years	rr_AverageAnnualReturnYear05	0.22%	[7]
Life of class	rr_AverageAnnualReturnSinceInception	3.55%	[2],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 2005	[7]
Inst Adv Inst | Spartan Total Market Index | Dow Jones U.S. Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Total Stock Market Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	1.08%
Past 5 years	rr_AverageAnnualReturnYear05	0.24%
Life of class	rr_AverageAnnualReturnSinceInception	3.57%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 2005
F | Spartan Total Market Index
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Total Market Index Fund/F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of a broad range of United States stocks.
Fee Table	fcst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Based on historical expenses, adjusted to reflect current fees.
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fcst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in common stocks included in the Dow Jones U.S. Total Stock Market IndexSM, which represents the performance of a broad range of U.S. stocks.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth to attempt to replicate the returns of the Dow Jones U.S. Total Stock Market IndexSM using a smaller number of securities.
  Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fcst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	12.11%	December 31, 2011
Lowest Quarter Return	-15.23%	September 30, 2011
Year-to-Date Return	12.90%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
F | Spartan Total Market Index | Class F
Shareholder fees	rr_ShareholderFeesAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.06%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	6
3 years	rr_ExpenseExampleYear03	19
5 years	rr_ExpenseExampleYear05	34
10 years	rr_ExpenseExampleYear10	77
Annual Total Returns	rr_BarChartTableAbstract
2010	rr_AnnualReturn2010	17.44%
2011	rr_AnnualReturn2011	1.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.11%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.23%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.90%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
F | Spartan Total Market Index | Return Before Taxes | Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	1.01%
Life of class	rr_AverageAnnualReturnSinceInception	10.87%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2009
F | Spartan Total Market Index | Return After Taxes on Distributions | Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	0.73%
Life of class	rr_AverageAnnualReturnSinceInception	10.46%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2009
F | Spartan Total Market Index | Return After Taxes on Distributions and Sale of Fund Shares | Class F
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	1.02%
Life of class	rr_AverageAnnualReturnSinceInception	9.27%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2009
F | Spartan Total Market Index | Dow Jones U.S. Total Stock Market Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Total Stock Market Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	1.08%
Life of class	rr_AverageAnnualReturnSinceInception	10.93%	[9]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2009

[1]	Based on historical expenses, adjusted to reflect current fees.
[2]	From October 14, 2005.
[3]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.12%. This arrangement will remain in effect through April 30, 2013.
[4]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Advantage�� Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.06%. This arrangement will remain in effect through April 30, 2013, after which date, FMR, in its sole discretion, may discontinue the arrangements at any time.
[5]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
[6]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage�� Institutional Class of the fund to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.07% and 0.06%. These arrangements will remain in effect through April 30, 2013, after which date, FMR, in its sole discretion, may discontinue the arrangements at any time.
[7]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
[8]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage�� Institutional Class of the fund to the extent that each class's total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.06% and 0.045%. These arrangements will remain in effect through April 30, 2013, after which date, FMR, in its sole discretion, may discontinue the arrangements at any time.
[9]	From September 24, 2009.